Debt - Finance lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt - Text Details (Detail) [Line Items]
Future finance charge on finance lease, total	€ 357	€ 306
Minimum finance lease payments payable, at present value	28	24
Minimum finance lease payments payable	330	281
Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Future finance charge on finance lease, total	52	29
Minimum finance lease payments payable, at present value	6	4
Minimum finance lease payments payable	46	24
Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Future finance charge on finance lease, total	206	184
Minimum finance lease payments payable, at present value	16	14
Minimum finance lease payments payable	190	170
Not later than one year [member]
Debt - Text Details (Detail) [Line Items]
Future finance charge on finance lease, total	100	93
Minimum finance lease payments payable, at present value	6	6
Minimum finance lease payments payable	€ 94	€ 87